Warrants	12 Months Ended
Jun. 30, 2021
Warrants [Abstract]
Warrants

Note 5 – Warrants

As of June 30, 2021, and June 30, 2020, there were 1,234,239 and 2,045,315 warrants outstanding, respectively. During the year ended June 30, 2021, and June 30, 2020, the Company issued 150,000 and 274,123 common stock warrants, respectively, to a placement agent related to fundraisings and other advisory services. The warrants have a term of five years from the closing date of the private placements and an exercise price of $6.00 per share (2021 warrants) and $2.00 per share (2020 warrants).

Number of Warrants

Outstanding at July 1, 2019	1,771,192
Granted	274,123
Exercised	0
Outstanding at June 30, 2020	2,045,315
Outstanding at July 1, 2020	2,045,315
Granted	150,000
Terminated	-126,532
Exercised	-834,544
Outstanding at June 30, 2021	1,234,239

The Company measures the fair value of the warrants using the Black-Scholes Model .The fair value of the warrants issued during the years ended June 30, 2021 and June 30, 2020 was $249,000 and $225,452, respectively, based on the following inputs and assumptions below.

	2021	2020

Volatility (percent)	45 - 46	45
Risk-free rate (percent)	0.1	2
Expected term (in years)	5	5